RiverPark Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 58.5%		Par	Value
Accommodation and Food Services - 2.3%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030 (a)		$16,576,845	$13,576,541

Administrative and Support and Waste Management and Remediation Services - 1.8%
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		10,625,000	10,646,229

Communications - 0.2%
Genexis International AB, 9.56% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,020,072

Consumer Discretionary - 4.7%
3t Global Bidco PLC, 11.25%, 05/22/2028		2,125,000	2,125,000
Amwood AB, 8.19% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	33,750,000	2,996,864
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	6,800,000	7,721,642
Keyto Group AB, 7.18% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	20,000,000	2,229,512
United Airlines, Inc., 4.38%, 04/15/2026 (a)		13,500,000	13,491,236
			28,564,254

Consumer Staples - 0.1%
Greenfood AB, 8.92% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	5,000,000	573,627

Energy - 5.3%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		18,900,000	19,561,500
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		12,720,000	12,299,331
Kistos Energy Norway AS, 9.75% (or 9.75% PIK), 09/17/2026 (a)		6,781	6,832
			31,867,663

Finance and Insurance - 7.5%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		15,211,000	14,121,697
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	1,355,000	1,583,231
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026		6,236,000	6,250,362
Genworth Holdings, Inc.
6.50%, 06/15/2034		2,289,000	2,337,573
6.12% (3 mo. Term SOFR + 2.26%), 11/15/2036		2,531,000	2,125,359
Icahn Enterprises LP
6.25%, 05/15/2026		380,000	380,797
5.25%, 05/15/2027		11,050,000	10,906,590
10.00%, 11/15/2029 (a)		3,369,000	3,370,835
Mutares SE & Co. KGaA, 10.52% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	713,000	856,166
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)		2,964,000	3,074,044
			45,006,654

Holding Companies - 1.6%
JDC Group AG, 6.57% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	5,377,000	6,443,734
Stockwik Forvaltning AB, 9.10% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	30,000,000	3,454,082
			9,897,816

Industrials - 3.5%
Bonheur ASA, 6.49% (3 mo. NIBOR + 2.35%), 10/09/2029 (a)	NOK	28,500,000	2,858,086
Mangrove Luxco III Sarl
7.01% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	7,875,000	9,274,586
7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	2,695,000	3,173,970
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	3,676,750	4,220,990
Stolt-Nielsen Ltd., 6.43% (3 mo. NIBOR + 2.25%), 10/22/2030	NOK	15,000,000	1,489,056
			21,016,688

Information - 2.2%
Go North Group AB
10.05% (3 Month SOFR + 5.76%, or 10.05% PIK), 02/09/2026 (b)		3,846,159	1,074,854
15.00% (or 15.00% PIK), 02/09/2027 (b)(c)		2,432,151	0
15.00% (or 15.00% PIK), 02/02/2028 (b)(c)	SEK	2,967,631	0
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	10,444,492	714,716
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		11,958,000	11,406,621
			13,196,191

Manufacturing - 5.3%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (a)		4,500,000	4,288,776
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		5,068,000	2,762,060
Crocs, Inc., 4.13%, 08/15/2031 (a)		12,899,000	11,980,243
Secop Group Holding GmbH, 10.42% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,713,943
Trulieve Cannabis Corp.
8.00%, 10/06/2026		4,526,000	4,526,000
10.50%, 12/17/2030 (a)		2,125,000	2,125,000
Western Digital Corp., 3.10%, 02/01/2032		4,806,000	4,434,723
			31,830,745

Materials - 0.6%
Duran Life Science Holding GmbH, 8.56% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	3,299,000	3,920,596

Mining, Quarrying, and Oil and Gas Extraction - 1.5%
Nabors Industries Ltd., 7.50%, 01/15/2028 (a)		9,234,000	9,238,312

Other Services (except Public Administration) - 0.1%
ANGI Group LLC, 3.88%, 08/15/2028 (a)		485,000	448,353

Professional, Scientific, and Technical Services - 7.1%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)		6,446,000	6,134,157
Getty Images, Inc.
14.00%, 03/01/2028 (a)		4,784,000	4,514,948
11.25%, 02/21/2030 (a)		8,769,000	8,230,143
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		8,632,000	8,660,995
Oracle Corp.
2.65%, 07/15/2026		8,960,000	8,888,508
4.45%, 09/26/2030		6,438,000	6,304,356
			42,733,107

Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033 (a)		2,000,000	2,041,890

Retail Trade - 1.2%
AutoNation, Inc., 2.40%, 08/01/2031		1,392,000	1,233,914
Superior Plus LP, 4.50%, 03/15/2029 (a)		6,045,000	5,904,997
			7,138,911

Technology - 3.3%
Hawk Infinity Software AS, 10.65% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(e)	NOK	20,700,000	1,966,808
Platform Group AG, 8.88%, 07/11/2028	EUR	7,792,000	8,447,469
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	8,600,000	9,247,638
			19,661,915

Transportation and Warehousing - 5.1%
Hawaiian Holdings, Inc., Series 2013-1, Series 2013-1, 3.90%, 01/15/2026		11,014,720	11,003,943
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		10,785,000	11,189,545
XPO, Inc., 6.25%, 06/01/2028 (a)		8,385,000	8,564,875
			30,758,363

Utilities - 2.9%
Hawaii Electirc Light Company, 3.28%, 12/30/2040 (b)		2,945,000	1,787,615
HMS Bergbau AG, 10.00%, 06/02/2030	EUR	9,546,000	11,422,215
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	41,000,000	4,045,973
			17,255,803

Wholesale Trade - 1.9%
Imola Merger Corp., 4.75%, 05/15/2029 (a)		11,823,000	11,679,466
TOTAL CORPORATE BONDS (Cost $355,414,593)			352,073,196

BANK LOANS - 15.5%		Par	Value
Communications - 4.7%
Charter Communications Operating LLC, First Lien, 6.24% (3 mo. Term SOFR + 2.25%), 11/22/2031		7,653,168	7,667,517
CMG Media Corp., First Lien, 7.27% (3 mo. Term SOFR + 3.50%), 06/18/2029		17,912,276	16,769,472
Magnite, Inc., 6.72% (1 mo. Term SOFR + 3.75%), 02/06/2031		3,680,502	3,681,275
			28,118,264

Consumer Discretionary - 2.3%
Bally's Corp., First Lien, 7.37% (3 mo. Term SOFR + 3.25%), 10/02/2028		13,774,238	13,605,986
Elevate Textiles, Inc., 12.64% (3 mo. Term SOFR + 8.65%), 09/30/2027		190,463	191,594
			13,797,580

Finance and Insurance - 2.0%
Fiserv Investment Term Loan B, 7.89% (3 mo. Term SOFR + 4.00%), 02/18/2027		12,062,003	11,953,445

Health Care and Social Assistance - 1.1%
Inotiv, Inc., First Lien, 10.75% (or .25% PIK) (3 mo. Term SOFR + 6.50%), 09/22/2026		7,613,276	6,566,450

Information - 1.7%
Audacy Capital LLC, 9.83% (1 mo. Term SOFR + 6.00%), 09/30/2029		10,785,353	7,549,747
Audacy Capital LLC Exit Loan, 10.83% (1 mo. Term SOFR + 7.00%), 09/30/2029		2,450,817	2,368,102
			9,917,849

Materials - 2.0%
TPC Group, Inc., 9.39% (6 mo. Term SOFR + 5.75%), 11/24/2031		13,599,930	12,262,649

Professional, Scientific, and Technical Services - 0.4%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029 (b)	EUR	2,286,541	2,687,140

Retail Trade - 1.3%
Mountaineer Merger Corp.
11.77% (1 mo. Term SOFR + 8.00%), 06/16/2030 (b)		305,297	305,297
11.77% (or 7.00% PIK) (1 mo. Term SOFR + 8.00%), 06/16/2030 (b)		1,041,522	1,041,522
The Container Store, Inc. First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		3,817,880	3,245,198
The Container Store, Inc. Rolled Up First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		1,754,850	1,491,622
The Container Store, Inc. Second Out Loan, 9.20% (6 mo. Term SOFR + 5.00%), 07/30/2029 (b)		262,145	52,429
The Container Store, Inc. Super Senior. Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		1,890,089	1,890,089
			8,026,157
TOTAL BANK LOANS (Cost $97,644,639)			93,329,534

COMMON STOCKS - 2.9%		Shares	Value
Educational Services - 0.2%
Stride, Inc. (f)		14,150	918,760

Finance and Insurance - 0.7%
Euronet Worldwide, Inc. (f)		53,141	4,044,562

Information - 1.1%
Audacy Capital Class A (f)(l)		7,239	21,717
Audacy Capital Class B (f)(l)		2,481	7,443
GCI Liberty, Inc. - Class C (f)(g)		176,887	6,581,965
			6,611,125

Manufacturing - 0.7%
Cannabist Co. Holdings, Inc. (f)		1,194,584	70,361
Cannabist Co. Holdings, Inc. (b)(c)(f)		1,194,584	0
Prosomnus Equity (b)(f)(l)		1,385,560	1,385,560
RA Parent, Inc. (b)(f)		43	2,545,260
			4,001,181

Materials - 0.0% (h)
Champion Iron Ltd.		17,791	71,161

Professional, Scientific, and Technical Services - 0.0% (h)
UpHealth, Inc. (c)(f)		133,414	0

Retail Trade - 0.0% (h)
Mountaineer Merger Corp. (b)(c)(f)		5,718,472	0
The Container Store, Inc. (c)(f)		153,461	0
			0

Wholesale Trade - 0.2%
Ingram Micro Holding Corp.		69,369	1,480,334
TOTAL COMMON STOCKS (Cost $17,686,830)			17,127,123

U.S. TREASURY SECURITIES - 2.0%		Par	Value
United States Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035 (i)		11,955,414	11,946,657
TOTAL U.S. TREASURY SECURITIES (Cost $12,276,952)			11,946,657

PREFERRED STOCKS - 2.0%		Shares	Value
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027 (f)		40,765	1,009,341

Retail Trade - 0.2%
Preferred A Mountaineer Merger, 0.00% (b)		3,324,854	1,329,942
Preferred B Mountaineer Merger, 0.00% (b)(c)		2,393,618	0
			1,329,942

Wholesale Trade - 1.6%
NGL Energy Partners LP, Series B, 11.13% (3 mo. Term SOFR + 7.47%), Perpetual (f)		395,491	9,483,874
TOTAL PREFERRED STOCKS (Cost $10,670,028)			11,823,157

MORTGAGE-BACKED SECURITIES - 1.1%		Par	Value
Finance and Insurance - 1.1%
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 4.92% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,550,384	3,550,595
JP Morgan Chase Commercial Mortgage Securities, B Series 2021-MHC, Class B, 5.17% (1 mo. Term SOFR + 1.41%), 04/15/2038 (a)		970,000	970,130
Merit 2020, A Series 2021-STOR, Class A, 4.57% (1 mo. Term SOFR + 0.81%), 07/15/2038 (a)		1,915,000	1,913,302
			6,434,027
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,408,801)			6,434,027

CONVERTIBLE BONDS - 0.7%		Par	Value
Holding Companies - 0.2%
Novedo Holding AB, 12.00% (or 12.00% PIK), 09/18/2028	SEK	15,400,000	1,551,458

Information - 0.5%
Go North Group AB, 0.00%, 12/31/2050 (b)(c)(d)	SEK	18,653,577	0
Leafly Holdings, Inc., 8.00%, 01/15/2026 (b)		3,439,000	2,923,150
			2,923,150
TOTAL CONVERTIBLE BONDS (Cost $4,918,614)			4,474,608

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		122,890	2,519,245
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,457,022)			2,519,245

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.2%		Shares	Value
Globa Terra Acquisition Corp. - Class A (f)		141,000	1,424,100
Plum Acquisition Corp. III (b)(c)(f)		8,594	0
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,404,360)			1,424,100

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%		Par	Value
Norway Government Bond, 3.75%, 06/12/2035 (a)	NOK	12,500,000	1,200,955
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,181,918)			1,200,955

EXCHANGE TRADED FUNDS - 0.2%		Shares	Value
SPDR S&P 500 ETF Trust		1,415	964,917
TOTAL EXCHANGE TRADED FUNDS (Cost $977,738)			964,917

WARRANTS - 0.0% (h)		Contracts	Value
Information - 0.0% (h)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (f)		19,401	58,203
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (c)(f)		21,228	0
Total Information			58,203

Manufacturing - 0.0% (h)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (b)(c)(f)		258,269	0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (b)(c)(f)		286,965	0
Total Manufacturing			0
TOTAL WARRANTS (Cost $688,763)			58,203

RIGHTS - 0.0% (h)		Shares	Value
Professional, Scientific, and Technical Services - 0.0% (h)
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00 (f)		125,000	20,625
TOTAL RIGHTS (Cost $625,000)			20,625

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 11.4%		Par	Value
Consumer Discretionary - 1.5%
Brunswick Corp., 4.14%, 01/08/2026 (a)(j)		8,810,000	8,801,582

Consumer Staples - 4.2%
Dollarama, Inc., 4.27%, 01/28/2026 (a)(j)		12,750,000	12,710,151
Keurig Dr Pepper, Inc., 4.20%, 01/16/2026 (a)(j)		12,760,000	12,738,519
			25,448,670

Finance and Insurance - 2.0%
Crown Castle, Inc., 4.03%, 01/22/2026 (a)(j)		12,335,000	12,303,457

Health Care and Social Assistance - 2.1%
HCA, Inc., 4.26%, 01/13/2026 (a)(j)		12,385,000	12,367,118

Manufacturing - 1.6%
Jabil, Inc., 4.12%, 01/07/2026 (a)(j)		9,427,000	9,418,971
TOTAL COMMERCIAL PAPER (Cost $68,342,962)			68,339,798

MONEY MARKET FUNDS - 3.7%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (k)		22,392,497	22,392,497
TOTAL MONEY MARKET FUNDS (Cost $22,392,497)			22,392,497

TOTAL INVESTMENTS - 98.8% (Cost $603,090,717)			594,128,642
Other Assets in Excess of Liabilities - 1.2%			7,264,080
TOTAL NET ASSETS - 100.0%			$601,392,722

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AB - Aktiebolag AG - Aktiengesellschaft ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $275,457,031 or 45.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $21,759,678 or 3.6% of net assets as of December 31, 2025.

(c)	Security is currently in default.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)	Non-income producing security.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(h)	Represents less than 0.05% of net assets.
(i)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of December 31, 2025 is $11,922,433.
(j)	The rate shown is the annualized yield as of December 31, 2025.
(k)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(l)	Privately held.

RiverPark Strategic Income Fund
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
GCI Liberty, Inc., Expiration: 01/16/2026; Exercise Price: $40.00 (b)(c)	$(1,577,704)	(424)	$(50,880)

Put Options - (0.0)% (a)(b)(c)
GCI Liberty, Inc., Expiration: 04/17/2026; Exercise Price: $30.00	(1,581,425)	(425)	(38,250)
Stride, Inc., Expiration: 01/16/2026; Exercise Price: $65.00	(922,006)	(142)	(24,424)
Total Put Options			(62,674)
TOTAL WRITTEN OPTIONS (Premiums received $140,844)			$(113,554)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)

CORPORATE BONDS - (2.5)%	Par	Value
Information - (0.6)%
Comcast Corp., 5.30%, 06/01/2034	$(3,481,000	$(3,596,175)

Manufacturing - (0.8)%
General Mills, Inc.
4.88%, 01/30/2030	(696,000	(712,600)
4.95%, 03/29/2033	(696,000	(707,378)
PepsiCo, Inc., 5.00%, 02/07/2035	(3,481,000	(3,596,206)
		(5,016,184)

Materials - (0.3)%
Champion Iron Ltd., 7.88%, 07/15/2032	(1,417,000	(1,510,111)

Retail Trade - (0.8)%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	(5,000,000	(5,115,290)
TOTAL CORPORATE BONDS (Proceeds $14,888,203)		(15,237,760)

EXCHANGE TRADED FUNDS - (0.5)%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	(35,390	(2,853,496)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,861,058)		(2,853,496)

TOTAL SECURITIES SOLD SHORT - (3.0)% (Proceeds $17,749,261)		$(18,091,256)

Percentages are stated as a percent of net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2026	CAD	38,500	USD	27,986	$84
U.S. Bancorp Investments, Inc.	01/15/2026	EUR	1,339,500	USD	1,567,114	8,207
U.S. Bancorp Investments, Inc.	01/15/2026	SEK	12,900,000	USD	1,359,068	43,248
U.S. Bancorp Investments, Inc.	01/15/2026	USD	76,078	CAD	107,000	(1,934)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	74,513,131	EUR	64,204,000	(994,105)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	11,143,250	NOK	112,485,000	(17,139)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	12,618,449	SEK	119,035,000	(321,446)
Net Unrealized Appreciation (Depreciation)						$(1,283,085)

CAD - Canadian Dollar
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

RiverPark Strategic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$349,210,727	$2,862,469	$352,073,196
Bank Loans	–	82,616,237	10,713,297	93,329,534
Common Stocks	13,167,143	29,160	3,930,820	17,127,123
U.S. Treasury Securities	–	11,946,657	–	11,946,657
Preferred Stocks	10,493,215	–	1,329,942	11,823,157
Mortgage-Backed Securities	–	6,434,027	–	6,434,027
Convertible Bonds	–	1,551,458	2,923,150	4,474,608
Real Estate Investment Trusts - Preferred	2,519,245	–	–	2,519,245
Special Purpose Acquisition Companies (SPACs)	1,424,100	–	0	1,424,100
Foreign Government Debt Obligations	–	1,200,955	–	1,200,955
Exchange Traded Funds	964,917	–	–	964,917
Warrants	0	58,203	0	58,203
Rights	–	20,625	–	20,625
Commercial Paper	–	68,339,798	–	68,339,798
Money Market Funds	22,392,497	–	–	22,392,497
Total Investments	$50,961,117	$521,407,847	$21,759,678	$594,128,642

Other Financial Instruments:
Forward Currency Contracts*	$–	$51,539	$–	$51,539
Total Other Financial Instruments	$–	$51,539	$–	$51,539

Liabilities:
Investments:
Corporate Bonds	$–	$(15,237,760)	$–	$(15,237,760)
Exchange Traded Funds	(2,853,496)	–	–	(2,853,496)
Written Options	(24,424)	(89,130)	–	(113,554)
Total Investments	$(2,877,920)	$(15,326,890)	$–	$(18,204,810)
Other Financial Instruments:
Forward Currency Contracts*	$–	$(1,334,624)	$–	$(1,334,624)
Total Other Financial Instruments	$–	$(1,334,624)	$–	$(1,334,624)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Convertible Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2025	$2,884,556	$5,956,183	$4,146,520	$1,662,427	$3,562,944	$-	$0
Purchases	-	471,723	-	-	-	-	-
Sales	-	(1,854,524)	-	-	(744,690)	-	-
Realized gains	-	-	-	-	57,319	-	-
Realized losses	-	(56,405)	-	-	-	-	-
Accretion of discount/(amortization of premium)	10,192	21,022	-	-	23,940	-	-
Change in unrealized appreciation/(depreciation)	(32,279)	(421,201)	(215,700)	(332,485)	23,637	(2,020)	-
Transfer in/(out) of Level 3	-	6,596,499	-	-	-	2,020	-
Ending Balance - December 31, 2025	$2,862,469	$10,713,297	$3,930,820	$1,329,942	$2,923,150	$0	$0

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025, includes the following:
	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Convertible Bonds	Special Purpose Acquisition Companies	Warrants
	$(32,279)	$(421,201)	$(215,700)	$(332,485)	$9,450	$(2,020)	$-

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

RiverPark Strategic Income Fund
Descriptions	Fair Value December 31, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$2,862,469	Market Approach	Recoverable value	0-30.10%	30.10%	Increase
			Yield to maturity	7.76%	7.76%	Decrease
Bank Loans	$10,713,297	Market Approach	Enterprise value	$175.20	$175.20	Increase
			Recoverable value	100%	100%	Increase
			Transaction price	$20-100	$88.73	Increase
			Transaction price	EUR 100	EUR 100	Increase
Common Stocks	$3,930,820	Market Approach	Broker quote	$59,000	$59,000	Increase
			Enterprise Value	$1.18-175.20	$1.18	Increase
			Discount	15-100%	15.00%	Decrease
			Recoverable value	0%	0%	Increase
Preferred Stocks	$1,329,942	Market Approach	Enterprise value	$175.20	$175.20	Increase
			Recoverable value	0-40%	40%	Increase
Convertible Bonds	$2,923,150	Market Approach	Recoverable value	$85	$85	Increase
			Recoverable value	0%	0%	Increase
Special Purpose Acquisition Companies	$0	Market Approach	Recoverable value	$0	$0	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.